Equity-Accounted Joint Ventures - Yamal LNG Joint Venture - Additional Information (Details) $ in Millions	Dec. 31, 2025	Dec. 31, 2025 vessel	Dec. 31, 2025 USD ($)	Dec. 31, 2025 lease	Dec. 31, 2024 USD ($) vessel
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)					33.00%
Number of vessels		16		2	15
LNG carriers
Schedule of Equity Method Investments [Line Items]
Number of vessels		10			9
Yamal LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	50.00%				50.00%
Guarantor obligations, maximum exposure, undiscounted | $			$ 534.0		$ 578.7
Number of vessels		6
Carrying value of guarantee liability | $			$ 0.3		$ 0.3
Yamal LNG Joint Venture | LNG carriers
Schedule of Equity Method Investments [Line Items]
Number of vessels		6